Stock-Based Compensation (Details) - Schedule of RSU activity - Restricted Stock Units (RSUs) [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of RSU activity [Line Items]
RSU outstanding, beginning	10,308,272	1,844,820
Weighted Average Grant Date Fair Value, beginning	$ 1.45	$ 3.6
Weighted Average Fair Value, beginning	$ 4,565,534	$ 5,811,183
RSU’s, Granted	1,156,455	11,268,054
Weighted Average Grant Date Fair Value Granted	$ 0.83	$ 1.42
Weighted Average Fair Value Granted	$ 969,652,000	$ 15,727,706
RSU’s, Vested	1,590,991	1,217,537
Weighted Average Grant Date Fair Value, Vested	$ 1.02	$ 3.09
Weighted Average Fair Value, Vested	$ 1,089,668,000	$ 1,932,613
RSU’s, Forfeited	650,204	1,587,065
Weighted Average Grant Date Fair Value, Forfeited	$ 1.21	$ 2.67
Weighted Average Fair Value, Forfeited	$ 514,189,000	$ 2,584,102
RSU outstanding, ending		10,308,272
Weighted Average Grant Date Fair Value, ending		$ 1.45
Weighted Average Fair Value, ending		$ 4,565,534